Long-term debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Long-term debt	¥ 428,102	¥ 610,269
Less: Current portion	(173,102)	(180,716)
Total long-term debt	255,000	429,553
Euro Denominated Borrowing | Unsecured indebtedness to financial institutions, due year ending March 31, 2012
Debt Instrument [Line Items]
Long-term debt	70	172
Unsecured corporate bonds due years ending March 31, 2011 through 2019
Debt Instrument [Line Items]
Long-term debt	407,032	572,097
Unsecured indebtedness to financial institutions, due years ending March 31, 2011 - 2013
Debt Instrument [Line Items]
Long-term debt	¥ 21,000	¥ 38,000